Significant events for the years ended December 31, 2022, 2023 and 2024 and subsequent events	12 Months Ended
Dec. 31, 2024
Accounting Principles [Abstract]
Significant events for the years ended December 31, 2022, 2023 and 2024 and subsequent events	Significant events for the years ended December 31, 2022, 2023 and 2024 and subsequent events Note 3.1. For the year ended December 31, 2022
Acquisition of Prosynergia SARL – April 2022
On April 1, 2022, the Company acquired 100% of the share capital of Prosynergia SARL (or “Prosynergia”), a Luxembourg biotech company, in order to strengthen its portfolio. The terms of the share purchase acquisition (or the “Prosynergia SPA”) entered on
November 15, 2021 included an early payment of €325 thousand made on November 25, 2021 (see Note 10), an additional payment of
€2,925 thousand made on April 1, 2022, and possible earn-out payments for a maximum additional amount of €4,000 thousand based on the potential evolution of the Company’s market capitalization, a listing of the Company’s shares on Nasdaq or a M&A transaction incurred before March 31, 2023. In addition, the Company granted a loan of €1,400 thousand to Prosynergia on December 1, 2021, which term was at least on December 31, 2025 or at an earlier date in the event of a breach in the Prosynergia SPA (see Note 10,
“Other receivables and assets”). Such prepayment was repayable in cash only in the event the transaction is not completed.
Considering that Prosynergia only owned patent rights but did not enter into any employee contract, research agreement, collaboration agreement or out-licensed agreement, it does not meet the definition of a business under IFRS 3. Consequently, the acquisition cost of this group of assets was allocated between the identifiable assets and liabilities acquired, pro rata to their respective fair values as of
April 1, 2022, without recognition of goodwill. Also, the €1,400 thousand loan granted to Prosynergia in December 2021 was included in the acquisition cost to be allocated, as it is considered a prepayment for the acquisition of the group of assets. Refer to Note 25.6 for information related to the claim initiated by the former owner of Prosynergia on December 12, 2024.
Merger with Prosynergia – December 2022
On December 12, 2022, the Company completed the merger with Prosynergia under the French legal procedure called “Transmission
Universelle de Patrimoine” (universal transfer of assets and liabilities). All of Prosynergia’s assets and liabilities were transferred to the Company and Prosynergia was dissolved.
Impairment of ABX196 cash-generating unit
In the first half of 2022, management took into account significant external changes in the hepatocellular carcinoma (HC) treatment landscape. These changes are expected to require a new, lengthy, heavy and risky internal development process (use of a combination of compounds). In this context, entering into a licensing partnership to fund the completion of the clinical development of ABX196 is the option being considered.
However, due to the lack of progress made in the negotiation of a development partnership, the Company made the decision to freeze the development program for ABX196 in the treatment of hepatocellular cancer. This decision led to the full impairment of the
ABX196 goodwill, i.e. an impairment loss of €13,586 thousand related to Wittycell’s goodwill and €45 thousand related to licenses.
As of December 31, 2022, the value in use and the fair value less costs to sell of the ABX196 cash-generating unit (“CGU”) are nil.
Forfeiture of AGA plans
AGAs granted in September 2021 were subject to vesting conditions including the completion of a M&A transaction on or prior to
July 31, 2022. As the non-market performance vesting conditions were not satisfied, the Company recognized a reversal of related compensation expense of €1,026 thousand and accrual for social taxes of €205 thousand in the financial statements for the period ended December 31, 2022.
Repayment of the advance made to Nice CHU – August 2022
The €4,000 thousand advance made to Nice CHU was reimbursed in August 2022 for an amount of €3,302 thousand. The remaining amount of €698 thousand was settled by way of compensation with a payable due to the Nice CHU related to the recharge of third-
party services expenses that had been invoiced to the Nice CHU as part of the miR-AGE project (see Note 10, “Other receivables and assets”).
Change in governance – August 2022
On August 16, 2022, the Company announced a transition in the chairmanship of its Board of Directors. Philippe Pouletty, the
Company’s founder and Chairman of the Board of Directors since the Company was created in 2013, informed the Board of Directors of his decision to resign as Chairman with immediate effect. However, after many years of successfully leading the Board of
Directors, Mr. Pouletty continued to support the Company’s development as a member of the Board of Directors.
Pending the appointment of a new, permanent independent Chair, Ms. Corinna zur Bonsen-Thomas, an independent member of the
Board of Directors of the Company, carried out the role of interim Chair.
The Company completed €49.2 million cross-over financing with top-tier US and European investors – September 2022
On September 2, 2022, the Company announced oversubscribed financing of around €49.2 million, led by TCGX with the participation of Venrock Healthcare Capital Partners, Deep Track Capital, Sofinnova Partners, Invus and Truffle Capital, top-tier investors specializing in the biotechnology sector.
The financing consists of two transactions:
•a reserved capital increase of a gross amount of approximately €46.2 million through the issuance of 5,530,000 new shares with a nominal value of €0.01 per share, representing 33% of its current share capital, at a subscription price of
€8.36 per share; and
•an issue of royalty certificates with a subscription price amounting to €2.9 million. The royalty certificates give right to their holders to royalties equal to 2% of the future net sales of obefazimod.
(worldwide and for all indications) as from the commercialization of such product. The amount of royalties that may be paid under the royalty certificates is capped at €172 million.
The proceeds of the financing were primarily used to fund the advancement of Phase 3 clinical trials for obefazimod in ulcerative colitis.
Related transaction costs amounted to €3.3 million and were deducted from the share premiums.
Royalty certificates are recorded as financial liabilities at amortized cost (see Note 15.10).
The Company announces first U.S. patient enrollment in global Phase 3 program with obefazimod in UC – October 2022
On October 11, 2022, the Company announced that the first patient was enrolled in the United States into its global Phase 3 clinical program with product candidate obefazimod for the treatment of moderately to severely active UC. IQVIA, a global premier contract research organization, is responsible for coordinating the Company’s Phase 3 clinical trial for obefazimod in UC. As of December 31,
2022, the undiscounted amount of the advance payments made by the Company in relation to the IQVIA agreement is
€12,187 thousand. They were recorded at inception at their fair value (discounted amount) and subsequently measured at amortized cost calculated using the effective interest rate method. As of December 31, 2022, their carrying amount is €10,471 thousand. The repayment dates of these advances are scheduled between April 2025 and July 2026 (see Note 9).
Note 3.2. For the year ended December 31, 2023
The Company announces successful oversubscribed €130.0 million cross-over financing at market price with top-tier U.S. and
European Biotech investors – February 2023
On February 22, 2023, the Company announced the successful pricing of an oversubscribed €130.0 million financing with high-
quality U.S. and European biotech specialist investors, led by TCGX, with participation from existing investors Invus, Deep Track
Capital, Sofinnova Partners, and Venrock Healthcare Capital Partners, as well as from new investors Great Point Partners, LLC,
Deerfield Management Company, Commodore Capital, Samsara BioCapital, Boxer Capital and others, by way of a reserved capital increase of €130 million through the issuance of 20,000,000 newly-issued ordinary shares with a nominal value of €0.01 per share, representing 89.6% of its current share capital, at a subscription price of €6.50 per share.
Related transaction costs amounted to €6.7 million and were deducted from the share premiums.
Change in governance and management – February-August 2023
On April 5, 2023, the Company announced the appointment of Marc de Garidel as Chief Executive Officer (“CEO”) and Interim
Board Chair, effective May 5, 2023. Corinna zur Bonsen-Thomas stepped down as acting Chair, a position she held since August
2022, and remains a Board Member. Prof. Hartmut J. Ehrlich, M.D., retired from the CEO position, which he held since the
Company’s founding in 2013, and will stay on as a strategic advisor until the transition is complete.
On February 17, 2023, and April 18, 2023, the Company respectively announced the appointments of Dr. Sheldon Sloan, M.D., M.
Bioethics as new Chief Medical Officer and Michael Ferguson as new Chief Commercial Officer.
On July 11, 2023, the Group announced the appointments of June Lee, M.D. and Troy Ignelzi as new independent members of the
Group’s Board of Directors, replacing Joy Amundson and Jean-Jacques Bertrand.
On August 23, 2023, the Group announced the appointment of Patrick Malloy as new Senior Vice President Investor Relations.
Creation of Abivax LLC – March 2023
On March 20, 2023, Abivax LLC (or the "Subsidiary”), was incorporated as a limited liability company under the laws of Delaware.
As of the issuance of the financial statements, the Company has full ownership over the Subsidiary. The Subsidiary hosts the Group’s operations in the United States.
Cashless exercise of the Kreos A&B BSA – May 2023
On May 24, 2023, Kreos Capital V UK Ltd (or “Kreos”) opted for the cashless exercise option of the share warrants they held (as defined in Note 15.3), implemented through the repurchase by the Group of 43,070 tranche A share warrants (“Kreos A BSA”) and
43,070 tranche B share warrants (“Kreos B BSA”) and the issuance of respectively 67,887 and 31,696 ordinary shares, as a result of the exercise by Kreos of the outstanding Kreos A & B BSA. The accounting treatment of the operation is set forth in Note 15.3.
Free shares compensation plans  – July-December 2023
In July, September and December 2023, the Group issued five free shares compensation plans (attributions gratuites d’actions, or
“AGAs”) to certain of its officers and employees, representing a maximum of 2,601,296 shares in the aggregate. The detailed terms and conditions and the accounting treatment of these plans are presented in Note 14.
The Group secures financing up to €150 million from two structured debt financing transactions – August 2023
On August 20, 2023, the Group concurrently signed two structured debt financing transactions for a total amount of up to €150 million consisting of (i) up to €75 million from Kreos Capital and Claret European Growth Capital (the “Kreos / Claret Financing”) together with the issuance of warrants (“the Kreos / Claret BSA”) exercisable to receive ordinary shares of the Company, for an aggregate exercise price of up to €8 million and (ii) up to €75 million from a fund advised by Heights Capital Management, Inc. (the “Heights
Financing” and together with the Kreos / Claret Financing, the “Transaction”). The detailed structure and characteristics of the
Transaction are set forth in Notes 15.1 and 15.2.
The first tranches of the Kreos / Claret Financing and the Heights Financing, for €25 million and €35 million, respectively, were drawn on August 22, 2023, and August 24, 2023, respectively. In addition, the Group concurrently granted to Kreos and Claret, for no additional consideration, warrants exercisable to receive ordinary shares of the Company for an aggregate exercise price of up to
€4 million.
As part of the Transaction, the Group is also repaying in full a total outstanding amount of €33 million under (i) the pre-existing debt agreements with Kreos for a total amount of €8 million and (ii) the pre-existing OCEANE bonds for a total amount of €25 million by way of set-off with the Heights Financing, thereby fully repaying such pre-existing indebtedness.
The net proceeds of the drawdown of the first tranche of the Kreos / Claret Financing and of the Heights Financing which, net of the refinancing of the existing indebtedness, amount to €27 million in the aggregate, are expected to be allocated mainly to the development of obefazimod for the treatment of adults with moderately to severely active UC and other potential chronic inflammatory indications, as well for working capital and general corporate purposes of the Group.
On November 2, 2023, the Group granted additional warrants to Kreos and Claret, for an aggregate exercise price of up to €4 million, in order to secure the future drawdown of the third tranche of the Kreos / Claret debt financing. The detailed characteristics of the issuance is set forth in Note 15.1.
The Group announces closing of its Initial Public Offering on the Nasdaq Global Market – October 2023
On October 24, 2023, the Group announced the closing of its previously announced initial public offering on the Nasdaq Global
Market by way of a capital increase of 20,325,500 new ordinary shares, consisting of a public offering of 18,699,460 ordinary shares in the form of American Depositary Shares (“ADSs”), each representing the right to receive one ordinary share, in the United States
(the “U.S. Offering”), and a concurrent offering of 1,626,040 ordinary shares in certain jurisdictions outside of the United States to certain investors (the “European Private Placement”, and together with the U.S. offering, the “Global Offering”). The offering price was set at $11.60 per ADS in the U.S. Offering and a corresponding offering price of €10.9864 per ordinary share in the European
Private Placement. All of the ADSs and ordinary shares in the Global Offering were offered by the Group. The ADSs began trading on the Nasdaq Global Market on October 20, 2023. The aggregate gross proceeds were approximately $235.8 million, equivalent to approximately €223.3 million based on the exchange rate then in effect, before deduction of underwriting commissions and expenses payable by the Group.
The net proceeds of the Global Offering were $212.2 million (€202.0 million), after deducting $23.6 million (€21.3 million) in transaction costs. These costs were deducted from the share premiums.
Note 3.3. For the year ended December 31, 2024
Changes in governance – February-December 2024
On February 7, 2024, the Group announced the appointment of Ana Sharma as Vice President, Global Head of Quality.
On April 2, 2024, the Group announced the appointment of Camilla Soenderby as Independent Board Member and also a member of the Appointments and Compensation Committee. Ms. Soenderby replaces Santé Holdings S.R.L., represented by Mr. Paolo Rampulla, who will continue to contribute to the work of the Board of Directors as an observer alongside Mr. Maurizio PetitBon from Kreos
Capital/Blackrock.
In July 2024, the Group announced the appointment of Sylvie Grégoire as Independent Board Member, Chairman of the Board and also a member of the Audit Committee. Ms. Grégoire replaces Ms. Brosgart as Director, Mr. de Garidel as Chairman, and Mr. Hong as
member of the Audit Committee.
On November 13, 2024, the Group announced the appointment of Mark Stenhouse as Board Observer & Advisor to the Group.
On December 23, 2024, the Group announced the resignation of Dr. Philippe Pouletty, representative of Truffle Capital, as director of the Group, effective on December 31, 2024.
Share-based compensation plans  – February-September 2024
In February, March, May, July and September 2024, the Group issued seven free-share compensation plans to certain of its officers and employees, representing a maximum of 1,946,125 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 20,000 2024-6 AGAs, whose vesting conditions are set forth in Note 14).
In March 2024, the Group granted its independent Board members the right to subscribe up to 77,820 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on each anniversary date. All the BSAs have been subscribed.
Drawdown of Tranches B and C of the Kreos / Claret Financing – March-June 2024
On March 28, 2024 and June 21, 2024, the Group drew down €25 million related to tranche B and €25 million related to tranche C of senior secured non-convertible bonds from the Kreos / Claret Financing.  These second and third tranches each consist of 25,000,000 senior secured non-convertible bonds with a par value of €1.00 each, that will not be listed on any market.
The detailed characteristics of these bond loans and their accounting treatments are set forth in Note 15.1.
Bpifrance RNP-VIR and Carena conditional advances – June 2024
In June 2024, the Group and Bpifrance renegotiated the RNP-VIR and CARENA conditional advances:
•Between September 2017 and November 2019, the Group had received repayable conditional advances amounting
€4,032 thousands and subsidies amounting to €1,123 thousand in relation to the RNP-VIR project, which aimed at discovering new molecules for the treatment of viral infectious diseases through the development of the “Modulation of RNA biogenesis” platform. In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure, and
Bpifrance agreed to waive 60% of the remaining advances. See Note 15.7 "Conditional Advances".
•Between December 2013 and June 2016, the Group had received repayable conditional advances amounting
€2,187 thousands in relation to the CARENA project, which aimed at developing an anti-HIV-AIDS therapeutic program with the compound ABX464 up to the Phase 2b study. In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure, and Bpifrance agreed to waive 60% of the remaining conditional advance. See Note 15.7
"Conditional Advances".
The Group fully reimbursed the remaining conditional advances for both programs during the last quarter of 2024. The subsidy income recognized over the period, corresponding to the amounts waived by Bpifrance and related interests, amounts to
€4,123 thousand in the aggregate (see Note 18).
Establishment of an At-the-Market ("ATM") Program on Nasdaq - November 2024
On November 19, 2024, the Group announced the implementation of an At-The-Market program (“ATM Program”) allowing the
Group to issue and sell, including with unsolicited investors who have expressed an interest, ordinary shares in the form of ADSs, each ADS representing one ordinary share, nominal value €0.01 per share, of the Group, with aggregate gross sales proceeds of up to
$150,000 thousand (subject to French regulatory limits and within the limits of the investors’ requests expressed in the context of the program), from time to time, pursuant to the terms of an equity distribution agreement with Piper Sandler & Co. (“Piper Sandler”), acting as sales agent. The timing of any issuances in the form of ADSs will depend on a variety of factors. The ATM Program will be effective until terminated in accordance with the equity distribution agreement or if ADSs representing the maximum gross sales proceeds have been sold thereunder. To the extent that ADSs are sold pursuant to the ATM Program, the Group currently intends to use the net proceeds (after deduction of fees and expenses), if any, of sales of ADSs issued under the ATM Program primarily to fund the research and development of the Group's product candidates, for working capital and general corporate purposes, at its discretion.
A shelf registration statement on Form F-3, including a base prospectus relating to the Group's securities and an equity distribution agreement prospectus relating to the ATM Program, was filed with the SEC and went into effect during 2024. The base prospectus provides for the potential sale of ADSs of the Group with aggregate gross sales proceeds of up to $350,000 thousand (including the
$150,000 thousand covered by the equity distribution agreement prospectus) to grant additional flexibility to the Group in connection with its financing strategy. The specific terms of any securities to be offered pursuant to the base prospectus will be specified in one or more prospectus supplements to the base prospectus. As of the date of issuance of these financial statements, the Group has not utilized the ATM Program.
Note 3.4. Subsequent events
Share-based compensation plans  – January-February 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on January, 1 of each year.
In February 2025, the Group issued four free-share compensation plans to certain of its officers and employees, representing a maximum of 4,490,727 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 123,102 2025-2 AGAs, which vest at the end of a two-
year period from the allocation date).